Cover	May 11, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 11, 2023
Entity Registrant Name	SenesTech, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37941
Entity Tax Identification Number	20-2079805
Entity Address, Address Line One	23460 N. 19th Avenue
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85027
City Area Code	928
Local Phone Number	779-4143
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SNES
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001680378